Stock Options and Warrants (Details 3) (Restricted Stock Units (RSUs), USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Restricted Stock Units (RSUs)
Shares
Outstanding, Begining	1,677,000		1,936,907	2,096,085	3,144,127
Exercise of options		3,220,735
Repurchase of unvested restricted shares	(92,000)	(76,608)
Vested	(210,000)	(1,467,259)
Outstanding, Ending	1,375,000	1,677,000	1,936,907	2,096,085	3,144,127
Weighted Average Exercise Price
Outstanding, Begining	$ 0.001
Exercise of options		$ 0.001
Repurchase of unvested restricted shares	$ 0.001	$ 0.001
Vested	$ 0.001	$ 0.001
Outstanding, Ending	$ 0.001	$ 0.001